Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and Other Receivables
Schedule of trade and other receivables

	As of December 31,
	2017	2018
Due from charterers	1,081	788
VAT receivable	56	103
Accrued income	935	6,546
Insurance claims	75	160
Other receivables	1,618	5,887

Total	3,765	13,484